Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,617,405)	$ (958,468)	$ (4,108,755)	$ (5,151,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and original issue discount	243,045	202,239	862,209	368,257
Change in fair value of derivative liability	(412,974)	117,754	(167,658)	430,458
Financing related costs - debt	264,460	125,879	1,353,874	595,248
Merger expenses				388,675
Stock-based compensation expense	1,218,114	17,800	213,276	786,954
Officer deferred compensation				195,054
Depreciation and amortization	6,448	6,448	27,592	4,499
Changes in operating assets and liabilities:
Other receivables				(100,000)
Other current assets	2,686		(11,763)	(8,625)
Accounts payable	58,287	12,048	148,504	520,959
Accrued salaries and consulting fees	24,333	152,719	586,157	649,647
Accrued interest and dividends	53,750	27,809	154,896	44,490
Net cash used in operating activities	(159,256)	(295,772)	(941,668)	(1,275,855)
Cash flows from investing activities:
Purchases of property and equipment				(2,000)
Investment in intangible assets		(31,000)	(32,800)	(77,375)
Net cash used in investing activities		(31,000)	(32,800)	(79,375)
Cash flows from financing activities:
Proceeds from issuance of convertible debenture agreements	150,000	175,000	856,000	1,000,000
Net proceeds (repayments) from promissory note agreements	(500)	47,500	47,250	162,500
Repayments of notes payable			(5,000)	(97,514)
Proceeds from Series B preferred stock				125,000
Proceeds from exercise of warrants		93,342	93,342	137,524
Net cash provided by financing activities	149,500	315,842	991,592	1,327,510
Net decrease in cash	(9,756)	(10,930)	17,124	(27,720)
Cash at beginning of period	30,312	13,188	13,188	40,908
Cash at end of period	20,556	2,258	30,312	13,188
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest		2,500	27,500	2,500
Supplemental disclosure of non-cash financing activities:
Conversion of accrued consulting fees into common shares	138,334	318,000	617,750
Conversion of convertible debenture and notes			418,809	53,553
Conversion of related party debt				393,034
Exercise of common stock warrants - derivative liability		32,742	126,084	168,771
Amortization of preferred stock discount		15,910	45,056	36,412
Exercise of options			10,400	5,000
Warrants issued in connection with debt			328,815
Dividends on preferred stock	$ 1,722	$ 2,588	$ 7,763	$ 9,488